Commitments and Contingencies - Maximum Contracted Future Annual Charter Hire Receivable Before Allowance for Any Off-Hire Periods (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 163,201
2018	126,050
2019	110,439
2020	89,432
2021	53,917
Thereafter	95,491
Maximum Future Contracted charter Hire	$ 638,530